Document and Entity Information	Feb. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2024
Entity Registrant Name	Invivyd, Inc.
Entity Central Index Key	0001832038
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	IVVD
Security Exchange Name	NASDAQ
Entity File Number	001-40703
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1403134
Entity Address, Address Line One	1601 Trapelo Road
Entity Address, Address Line Two	Suite 178
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	819-0080